Investments (Details 8) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Finance Industry [Member]
Non-Sovereign Fixed Maturity and Equity Securities in European Peripheral Region [Line Items]
Available-for-sale Securities, Amortized Cost Basis	$ 29,649,000	$ 40,373,000
Available-for-sale Securities, Fair Value Disclosure	24,775,000	36,074,000
Percentage Of Total Available For Sales Securities	33.50%	45.40%
Finance Industry [Member] | Ireland [Member]
Non-Sovereign Fixed Maturity and Equity Securities in European Peripheral Region [Line Items]
Available-for-sale Securities, Amortized Cost Basis	4,084,000	12,626,000
Available-for-sale Securities, Fair Value Disclosure	4,397,000	12,626,000
Percentage Of Total Available For Sales Securities	5.90%	15.90%
Finance Industry [Member] | Spain [Member]
Non-Sovereign Fixed Maturity and Equity Securities in European Peripheral Region [Line Items]
Available-for-sale Securities, Amortized Cost Basis	25,565,000	27,747,000
Available-for-sale Securities, Fair Value Disclosure	20,378,000	23,448,000
Percentage Of Total Available For Sales Securities	27.60%	29.50%
Other Industry [Member]
Non-Sovereign Fixed Maturity and Equity Securities in European Peripheral Region [Line Items]
Available-for-sale Securities, Amortized Cost Basis	49,831,000	42,892,000
Available-for-sale Securities, Fair Value Disclosure	49,094,000	43,428,000
Percentage Of Total Available For Sales Securities	66.50%	54.60%
Other Industry [Member] | Ireland [Member]
Non-Sovereign Fixed Maturity and Equity Securities in European Peripheral Region [Line Items]
Available-for-sale Securities, Amortized Cost Basis	12,474,000
Available-for-sale Securities, Fair Value Disclosure	13,149,000
Percentage Of Total Available For Sales Securities	17.80%
Other Industry [Member] | Italy [Member]
Non-Sovereign Fixed Maturity and Equity Securities in European Peripheral Region [Line Items]
Available-for-sale Securities, Amortized Cost Basis	2,898,000	2,745,000
Available-for-sale Securities, Fair Value Disclosure	2,808,000	2,675,000
Percentage Of Total Available For Sales Securities	3.80%	3.30%
Other Industry [Member] | Spain [Member]
Non-Sovereign Fixed Maturity and Equity Securities in European Peripheral Region [Line Items]
Available-for-sale Securities, Amortized Cost Basis	34,459,000	40,147,000
Available-for-sale Securities, Fair Value Disclosure	33,137,000	40,753,000
Percentage Of Total Available For Sales Securities	44.90%	51.30%
Combined European Peripheral Region [Member]
Non-Sovereign Fixed Maturity and Equity Securities in European Peripheral Region [Line Items]
Available-for-sale Securities, Amortized Cost Basis	79,480,000	83,265,000
Available-for-sale Securities, Fair Value Disclosure	$ 73,869,000	$ 79,502,000
Percentage Of Total Available For Sales Securities	100.00%	100.00%